Financing Activities (Details) - USD ($)		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Sep. 08, 2021	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Beginning balance		$ 4,963,311,000	$ 484,585,000
Cash flows		974,340,000	410,615,000
Foreign exchange movement		856,000	4,214,000
Fair value changes		405,971,000	58,042,000
Additions/(Dispositions)		(774,563,000)	3,994,092,000
Other		(187,571,000)	11,763,000
Ending balance		5,382,344,000	4,963,311,000
Borrowings		3,917,433,000	4,137,506,000
Loss on debt extinguishment		3,497,000	0	[1]
Derivative financial assets (liabilities)		229,942,000	44,653,000			$ 629,000
Derivative financial instruments converted into common shares of the Company		34,398,000
Derivative financial instruments		363,000	841,000
Conversion/redemption options
Disclosure of financial liabilities [line items]
Derivative financial assets (liabilities)		0	(841,000)			657,000
Derivative financial instruments converted into common shares of the Company		34,398,000
Derivative financial instruments			841,000
Interest rate caps
Disclosure of financial liabilities [line items]
Derivative financial assets (liabilities)		(363,000)	0			$ (28,000)
Derivative financial instruments converted into common shares of the Company		0
Derivative financial instruments		363,000
Financial assets at fair value through profit or loss | Conversion/redemption options
Disclosure of financial liabilities [line items]
Derivative financial assets (liabilities)			(841,000)		$ 14,681,000
Derivative financial instruments converted into common shares of the Company		(34,398,000)
Discontinued operations
Disclosure of financial liabilities [line items]
Borrowings	$ 800,450,000
Proportion of ownership interest in subsidiary sold	80.00%
2022 convertible debentures
Disclosure of financial liabilities [line items]
Beginning balance		165,956,000	161,311,000
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		(165,956,000)	4,645,000
Ending balance		0	165,956,000
Due to Affiliate
Disclosure of financial liabilities [line items]
Beginning balance		251,647,000	0
Cash flows		0	287,798,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	(37,613,000)
Other		4,715,000	1,462,000
Ending balance		256,362,000	251,647,000
Derivative financial instruments
Disclosure of financial liabilities [line items]
Beginning balance		45,494,000	657,000
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		220,050,000	6,422,000
Additions/(Dispositions)		0	37,574,000
Other		(35,239,000)	841,000
Ending balance		230,305,000	45,494,000
Limited partners' interests in single-family rental business
Disclosure of financial liabilities [line items]
Beginning balance		356,305,000	0
Cash flows		405,226,000	19,950,000
Foreign exchange movement		0	0
Fair value changes		185,921,000	50,581,000
Additions/(Dispositions)		0	285,774,000
Other		0	0
Ending balance		947,452,000	356,305,000
Lease obligations
Disclosure of financial liabilities [line items]
Beginning balance		6,403,000	1,089,000
Cash flows		(2,466,000)	(2,415,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		25,887,000	7,401,000
Other		968,000	328,000
Ending balance		30,792,000	6,403,000
Other liabilities
Disclosure of financial liabilities [line items]
Beginning balance		0	13,375,000
Cash flows			(14,922,000)
Foreign exchange movement			0
Fair value changes			1,039,000
Additions/(Dispositions)			508,000
Other			0
Ending balance			0
Term loan | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		374,745,000	0
Cash flows		(154,548,000)	(255,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	375,000,000
Other		0	0
Ending balance		220,197,000	374,745,000
SFR JV-HD subscription facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		99,355,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		188,000
Ending balance		99,543,000	0
SFR JV-2 subscription facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		348,229,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		300,000
Ending balance		348,529,000	0
Securitization debt 2017-2 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		362,683,000	0
Cash flows		(4,994,000)	(897,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	363,357,000
Other		302,000	223,000
Ending balance		357,991,000	362,683,000
SFR JV-HD warehouse credit facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		64,585,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		386,000
Ending balance		64,971,000	0
SFR JV-2 warehouse credit facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		489,001,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		320,000
Ending balance		489,321,000	0
Securitization debt 2018-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		311,913,000	0
Cash flows		(1,062,000)	(1,403,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	313,093,000
Other		144,000	223,000
Ending balance		310,995,000	311,913,000
SFR JV-1 securitization debt 2019-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		326,767,000	0
Cash flows		(614,000)	(10,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	325,511,000
Other		1,271,000	1,266,000
Ending balance		327,424,000	326,767,000
SFR JV-1 securitization debt 2020-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		543,803,000	0
Cash flows		(584,000)	543,001,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,745,000	802,000
Ending balance		544,964,000	543,803,000
SFR JV-1 securitization debt 2021-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0
Cash flows		673,324,000
Foreign exchange movement		0
Fair value changes		0
Additions/(Dispositions)		0
Other		329,000
Ending balance		673,653,000	0
Securitization debt 2020-2 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		432,817,000	0
Cash flows		(2,254,000)	432,662,000
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		1,121,000	155,000
Ending balance		431,684,000	432,817,000
SFR JV-1 subscription facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		115,664,000	0
Cash flows		(116,000,000)	(70,001,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	185,161,000
Other		336,000	504,000
Ending balance		0	115,664,000
SFR JV-1 warehouse credit facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		95,950,000	0
Cash flows		(97,249,000)	(115,340,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	209,998,000
Other		1,299,000	1,292,000
Ending balance		0	95,950,000
Warehouse credit facility | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		10,110,000	0
Cash flows		(10,298,000)	(19,770,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	29,864,000
Other		188,000	16,000
Ending balance		0	10,110,000
Securitization debt 2016-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		459,530,000	0
Cash flows		(459,530,000)	(1,771,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	461,301,000
Other		0	0
Ending balance		0	459,530,000
Term loan 2 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		96,077,000	0
Cash flows		(96,077,000)	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	96,077,000
Other		0	0
Ending balance		0	96,077,000
U.S. multi-family credit facility | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		109,890,000	0
Cash flows		(109,890,000)	(6,000,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	115,890,000
Other		0	0
Ending balance		0	109,890,000
Mortgage tranche A | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		160,090,000	0
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		(160,090,000)	160,090,000
Other		0	0
Ending balance		0	160,090,000
Mortgage tranche B | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		400,225,000	0
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		(400,225,000)	400,225,000
Other		0	0
Ending balance		0	400,225,000
Mortgage tranche C | Multi-family rental properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		240,135,000	0
Cash flows		0	0
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		(240,135,000)	240,135,000
Other		0	0
Ending balance		0	240,135,000
Land loan | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		21,991,000	0
Cash flows		0	0
Foreign exchange movement		95,000	940,000
Fair value changes		0	0
Additions/(Dispositions)		0	21,051,000
Other		0	0
Ending balance		22,086,000	21,991,000
Mortgage | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		12,463,000	0
Cash flows		(420,000)	(379,000)
Foreign exchange movement		58,000	817,000
Fair value changes		0	0
Additions/(Dispositions)		0	12,019,000
Other		12,000	6,000
Ending balance		12,113,000	12,463,000
Vendor take-back (VTB) loan 2021 | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		25,564,000	0
Cash flows		(26,271,000)	0
Foreign exchange movement		707,000	1,680,000
Fair value changes		0	0
Additions/(Dispositions)		0	23,884,000
Other		0	0
Ending balance		0	25,564,000
Corporate credit facility | Corporate borrowings
Disclosure of financial liabilities [line items]
Beginning balance		26,000,000	297,000,000
Cash flows		(26,000,000)	(271,000,000)
Foreign exchange movement		0	0
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		0	26,000,000
Borrowings		0	26,000,000
Corporate office mortgages | Corporate borrowings
Disclosure of financial liabilities [line items]
Beginning balance		11,089,000	11,153,000
Cash flows		2,877,000	(275,000)
Foreign exchange movement		(4,000)	211,000
Fair value changes		0	0
Additions/(Dispositions)		0	0
Other		0	0
Ending balance		13,962,000	11,089,000
Securitization debt 2016-1 | Single-family rental borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	0
Cash flows			(357,478,000)
Foreign exchange movement			0
Fair value changes			0
Additions/(Dispositions)			357,478,000
Other			0
Ending balance			0
Vendor take-back (VTB) loan 2020 | Canadian development properties borrowings
Disclosure of financial liabilities [line items]
Beginning balance		0	0
Cash flows			(10,880,000)
Foreign exchange movement			566,000
Fair value changes			0
Additions/(Dispositions)			10,314,000
Other			0
Ending balance			$ 0
2022 convertible debentures
Disclosure of financial liabilities [line items]
Conversions by holders from January 1, 2021 to September 8, 2021		172,400,000
Amortisation expense, debentures discount		1,899,000
Amortisation expense, debentures issuance costs		1,048,000
Loss on debt extinguishment		$ 3,497,000

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.